Non-current financial assets - Disclosure of Changes in Non-current Financial Assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Increase (decrease) in financial assets [abstract]
Non-current financial assets at beginning of period	€ 299
Non-current financial assets at end of period	406	€ 299
Security deposits paid
Increase (decrease) in financial assets [abstract]
Non-current financial assets at beginning of period	299	291
Additions	109	16
Decreases	(2)	(8)
Reclassification	0	0
Currency translation adjustments	1	(1)
Non-current financial assets at end of period	€ 406	€ 299